Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 766	$ 2,154
Unamortized prior service (credit) cost	(1,112)	15
Defined benefit plan, accumulated other comprehensive income (Loss), after tax	$ (346)	$ 2,169